Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information regarding “Compensation Actually Paid” to our NEOs as determined and defined under SEC rules and does not reflect compensation actually earned, realized or received by them. The Corebridge SPC did not consider this information in making its pay decisions for 2022.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO¹ ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs[1] ($)	Value of Initial Fixed $100 Investment based on:[2]		Net Income ($ Millions)[3]	Normalized ROaE[4]
					CRBG TSR ($)	Peer Group TSR ($)
2022	8,881,597	14,151,089	4,261,914	4,107,460	99.03	109.12	8,469	11.1%
(1)	This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Todd Solash, Terri Fiedler, Sabra Purtill, Geoff Cornell and Robert Scheinerman (the “Other NEOs”). 2022 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):
	CEO ($)	Average of Other NEOs ($)
2022 Total Reported in SCT	8,881,597	4,261,914
Less value of stock and option awards reported in SCT	(5,141,177)	(1,410,505)
Plus year-end value of awards granted in 2022 that were unvested and outstanding as of 12/31/2022(a)	4,772,278	947,231
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2022(b)	5,638,392	166,277
Plus change in fair value of prior year awards that vested in 2022(c)	—	(143,572)
Plus value of awards granted in 2022 that vested in 2022	—	286,116
Compensation Actually Paid for 2022	14,151,089	4,107,460
(a)	December 31, 2022 fair value of Corebridge RSUs was calculated based on the closing Corebridge stock price on that date. December 31, 2022 fair value of AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(b)	December 31, 2021 fair value of all AIG RSUs, AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(c)	Change in fair value for awards that vested in 2022 was calculated based on the closing price on the vesting date.
(2)	The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of 2022 (the “Measurement Period”) for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the Measurement Period. Historical stock performance is not necessarily indicative of future stock performance.
(3)	Net Income is derived from our audited consolidated financial statements.
(4)	We determined Normalized ROaE to be the most important financial performance measure used to link Company performance to Compensation Actually Paid in 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years. Normalized ROaE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

Company Selected Measure Name	Normalized ROaE
Named Executive Officers, Footnote [Text Block]
(1)	This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Todd Solash, Terri Fiedler, Sabra Purtill, Geoff Cornell and Robert Scheinerman (the “Other NEOs”). 2022 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

Peer Group Issuers, Footnote [Text Block]
(2)	The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of 2022 (the “Measurement Period”) for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the Measurement Period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 8,881,597
PEO Actually Paid Compensation Amount	$ 14,151,089
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Todd Solash, Terri Fiedler, Sabra Purtill, Geoff Cornell and Robert Scheinerman (the “Other NEOs”). 2022 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):
	CEO ($)	Average of Other NEOs ($)
2022 Total Reported in SCT	8,881,597	4,261,914
Less value of stock and option awards reported in SCT	(5,141,177)	(1,410,505)
Plus year-end value of awards granted in 2022 that were unvested and outstanding as of 12/31/2022(a)	4,772,278	947,231
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2022(b)	5,638,392	166,277
Plus change in fair value of prior year awards that vested in 2022(c)	—	(143,572)
Plus value of awards granted in 2022 that vested in 2022	—	286,116
Compensation Actually Paid for 2022	14,151,089	4,107,460
(a)	December 31, 2022 fair value of Corebridge RSUs was calculated based on the closing Corebridge stock price on that date. December 31, 2022 fair value of AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(b)	December 31, 2021 fair value of all AIG RSUs, AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(c)	Change in fair value for awards that vested in 2022 was calculated based on the closing price on the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 4,261,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,107,460
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Todd Solash, Terri Fiedler, Sabra Purtill, Geoff Cornell and Robert Scheinerman (the “Other NEOs”). 2022 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):
	CEO ($)	Average of Other NEOs ($)
2022 Total Reported in SCT	8,881,597	4,261,914
Less value of stock and option awards reported in SCT	(5,141,177)	(1,410,505)
Plus year-end value of awards granted in 2022 that were unvested and outstanding as of 12/31/2022(a)	4,772,278	947,231
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2022(b)	5,638,392	166,277
Plus change in fair value of prior year awards that vested in 2022(c)	—	(143,572)
Plus value of awards granted in 2022 that vested in 2022	—	286,116
Compensation Actually Paid for 2022	14,151,089	4,107,460
(a)	December 31, 2022 fair value of Corebridge RSUs was calculated based on the closing Corebridge stock price on that date. December 31, 2022 fair value of AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(b)	December 31, 2021 fair value of all AIG RSUs, AIG PSUs and AIG stock options was calculated based on the closing AIG stock price on that date.
(c)	Change in fair value for awards that vested in 2022 was calculated based on the closing price on the vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and TSR

The following chart sets forth the relationship between: (i) 2022 Compensation Actually Paid to our CEO and the average of 2022 Compensation Actually Paid to the Other NEOs and (ii) the Company’s cumulative TSR over the Measurement Period.

CEO and Average Other NEO Compensation Actually Paid
Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between: (i) 2022 Compensation Actually Paid to our CEO and the average of 2022 Compensation Actually Paid to the Other NEOs and (ii) our 2022 Net Income.

CEO and Average Other NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Normalized ROaE

The following chart sets forth the relationship between: (i) 2022 Compensation Actually Paid to our CEO and the average of 2022 Compensation Actually Paid to the Other NEOs and (ii) our 2022 Normalized ROaE.

CEO and Average Other NEO Compensation Actually Paid
Versus Normalized ROaE

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR for the Measurement Period to that of the S&P 500 Insurance Index over the same period.

Comparison of Cumulative TSR of Corebridge Financial, Inc. and S&P 500
Insurance Index (September 15, 2022 indexed to $100)

Tabular List [Table Text Block]

Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for 2022 to Company performance. The measures in these tables are not ranked.

Certain of these measures are non-GAAP financial measures. For more information on non-GAAP measures, see Appendix A and Appendix B.

CEO	Other NEOs
Measures used in determining 2022 Actual STI Award: • Normalized ROaE • Normalized GOE • Investment Performance vs. Benchmark	Measures used in determining 2022 Actual STI Award: • Normalized ROaE • Normalized GOE • Investment Performance vs. Benchmark
Measures used in determining performance for 2022 AIG PSUs: • AYCR, ex-CAT • Diluted normalized AATI Attributable to AIG Common Shareholders Per Share • AIG Relative TSR

Total Shareholder Return Amount	$ 99.03
Peer Group Total Shareholder Return Amount	109.12
Net Income (Loss)	$ 8,469,000,000
Company Selected Measure Amount	0.111
PEO Name	Kevin Hogan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(4)	We determined Normalized ROaE to be the most important financial performance measure used to link Company performance to Compensation Actually Paid in 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years. Normalized ROaE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized ROaE
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized GOE
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Investment Performance vs. Benchmark
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	AYCR, ex-CAT
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Diluted normalized AATI Attributable to AIG Common Shareholders Per Share
PEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	AIG Relative TSR
PEO [Member] | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,141,177)
PEO [Member] | Year-end Value of Awards Granted in 2022 That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,772,278
PEO [Member] | Change in Fair Value of Prior Year Awards That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,638,392
PEO [Member] | Change in Fair Value of Prior Year Awards That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Value of Awards Granted in 2022 That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized ROaE
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized GOE
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Investment Performance vs. Benchmark
Non-PEO NEO [Member] | Value of Stock and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,410,505)
Non-PEO NEO [Member] | Year-end Value of Awards Granted in 2022 That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	947,231
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards That Were Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,277
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,572)
Non-PEO NEO [Member] | Value of Awards Granted in 2022 That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 286,116